Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000915802
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Aug. 18, 2020
Document Effective Date	dei_DocumentEffectiveDate	Aug. 18, 2020
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Clough China Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FINANCIAL INVESTORS TRUST

Clough China Fund
(the "Fund" )

SUPPLEMENT DATED AUGUST 18, 2020 TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION ("SAI")
DATED FEBRUARY 28, 2020, AS SUBSEQUENTLY AMENDED

Effective immediately, the following changes are being made with respect to the Fund.

Summary Prospectus

The section entitled "FEES AND EXPENSES OF THE FUND – Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)" in the Summary Section of the Fund's Prospectus is hereby deleted and replaced with the following information:

	Investor Class	Class A	Class C	Class I
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	0.25%	1.00%	None
Total Other Expenses	0.63%	0.62%	0.63%	0.64%
Shareholder Services Fees	None	None	None	None
Other Fund Expenses	0.63%	0.62%	0.63%	0.64%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.90%	1.89%	2.65%	1.66%
Fee Waiver and Expense Reimbursement(1)	-0.28%	-0.27%	-0.28%	-0.29%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.62%	1.62%	2.37%	1.37%

(1)	ALPS Advisors, Inc. (the "Adviser") has agreed contractually to limit the operating expenses of the Fund (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 1.35% for Class I shares, 1.60% for Investor Class and Class A shares, and 2.35% for Class C shares through February 28, 2022. During such period, the Adviser will reduce the fee payable with respect to the Fund to the extent of such excess and/or shall reimburse the Fund (or class as applicable) by the amount of such excess. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through this letter agreement to the extent that the Fund's expenses in later periods fall below the annual rates set forth in this letter agreement or in previous letter agreements; provided however, that such recapture payments do not cause the Fund's expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated on a monthly basis. The Adviser may not discontinue this waiver prior to February 28, 2022 without the approval of the Fund's Board of Trustees.

The section entitled "FEES AND EXPENSES OF THE FUND – Example" in the Summary Section of the Fund's Prospectus is hereby deleted and replaced with the following information:

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund's Expense Agreement, which ends February 28, 2022. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After one year, the Example does not take into consideration any agreement by the Adviser to waive fees.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$ 165	$ 570	$ 1,000	$ 2,196
Class A Shares	$ 706	$ 1,086	$ 1,491	$ 2,616
Class C Shares	$ 340	$ 797	$ 1,379	$ 2,958
Class I Shares	$ 139	$ 495	$ 874	$ 1,939
You would pay the following expenses if you did not redeem your shares:
Class C Shares	$ 240	$ 797	$ 1,379	$ 2,958

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE